INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2025
INTANGIBLE ASSETS, NET
Schedule of intangible assets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)
Intellectual property rights and others(1)	22,424	26,670	3,814
Licensed software	8,724	11,298	1,616
Less: accumulated amortization	(14,719)	(20,334)	(2,908)
Intangible assets, net	16,429	17,634	2,522
(1)	Intellectual property rights represent acquired titles or copyrights of assorted digital contents that can be used in developing and operating the Group’s online applications and other products.